VARIABLE INTEREST ENTITIES	12 Months Ended
Jun. 30, 2025
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 27. VARIABLE INTEREST ENTITIES

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs and their subsidiaries is as follows:

	June 30, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	US Dollars
ASSETS
Current Assets
Cash	¥35,357,534	¥8,486,745	$1,184,704
Restricted cash	848,936	8,204	1,145
Notes receivable	1,341,820	—	—
Accounts receivable, net	38,631,762	35,852,484	5,004,814
Inventories, net	1,128,912	1,344,588	187,697
Other receivables, net	3,514,776	4,844,928	676,326
Loans to third parties-short term	31,008,330	21,753,233	3,036,634
Purchase advances, net	30,691	130,531	18,221
Contract costs, net	48,335,817	53,547,408	7,474,930
Prepaid expenses	138,683	37,276	5,205
Operating lease right-of-use assets, net - current	1,026,599	—	—
Total current assets	161,363,860	126,005,397	17,589,676

Property and equipment, net	22,137,940	19,961,664	2,786,541
Loans to third parties-long term	—	18,500,000	2,582,500
Operating lease right-of-use assets, net - non-current	7,695,347	4,450,450	621,259
Total Assets	¥191,197,147	¥168,917,511	$23,579,976

LIABILITIES
Short-term bank loans	¥12,425,959	¥11,582,336	$1,616,832
Accounts payable	10,187,518	12,113,970	1,691,045
Other payables	1,160,065	3,709,852	517,875
Other payable- related parties	2,252,236	2,906,544	405,738
Contract liabilities	1,820,481	4,719,255	658,783
Accrued payroll and employees’ welfare	2,030,300	2,129,242	297,231
Intercompany payables*	269,423,190	265,588,956	37,074,789
Taxes payable	933,219	795,629	111,066
Short-term borrowings - related parties	10,002,875	10,017,250	1,398,354
Operating lease liabilities - current	3,741,247	1,761,231	245,858
Total current liabilities	313,977,090	315,324,265	44,017,571

Operating lease liabilities - non-current	3,971,285	1,081,827	151,017
Long-term borrowings - related party	10,000,000	10,000,000	1,395,946
Total Liabilities	¥327,948,375	¥326,406,092	$45,564,534
*	Intercompany payables are eliminated upon consolidation.

The financial performance of VIEs and their subsidiaries reported in the consolidated statement of operations and comprehensive income (loss) for the year ended June 30, 2023 includes revenue of ¥67,114,378, operating expenses of ¥35,547,439, and net loss of ¥26,349,629. The financial performance of VIEs and their subsidiaries reported in the consolidated statement of operations and comprehensive income (loss) for the year ended June 30, 2024 includes revenue of ¥68,854,280 ($9,474,664), operating expenses of ¥45,301,827 ($6,233,739), and net loss of ¥19,760,427 ($2,719,125). The financial performance of VIEs and their subsidiaries reported in the consolidated statement of operations and comprehensive income (loss) for the year ended June 30, 2025 includes revenue of ¥66,285,032 ($9,253,034), operating expenses of ¥41,373,992 ($5,775,587), and net loss of ¥23,845,123 ($3,328,651).